Convertible Note Liability - Schedule of Reconciliation of the Embedded Derivative Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Embedded Derivative Liabilities [Abstract]
At January 1	$ 609,320
Initial recognition upon issuance	3,234,329	609,320
Change in fair value recognized in consolidated statement of comprehensive loss	(3,597,955)
Reclassification to equity on conversion of convertible notes	(245,694)
At December 31		$ 609,320